Accounts Receivable, Net	12 Months Ended
Mar. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2019	2020
	$	$

Accounts receivable	2,264	2,008
Allowances for doubtful receivables	-	-
	2,264	2,008

Details of the movements of the allowances for doubtful receivables are as follows:

	Year ended March 31,
	2018	2019	2020
	$	$	$

At beginning of year	66	-	-
Reversal for the year	(66)	-	-
At end of year	-	-	-